LEASES (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
LEASES
Options to terminate, Operating lease	1 year	1 year
Options to terminate, Finance lease	1 year	1 year
Weighted average remaining lease term, years, Operating lease	3 years 7 months 6 days	3 years 7 months 6 days	4 years
Weighted average remaining lease term, years, Finance lease	6 years 9 months 18 days	6 years 9 months 18 days	9 years 1 month 6 days
Weighted average discount rate, Operating lease	7.40%	7.40%	6.20%
Weighted average discount rate, Financing lease	8.60%	8.60%	7.30%
Sublease income	₽ 10,172	$ 144.6	₽ 11,873	₽ 8,525
Minimum
LEASES
Remaining lease terms , Operating lease	1 year	1 year
Remaining lease terms , Finance lease	1 year	1 year
Maximum
LEASES
Remaining lease terms , Operating lease	9 years	9 years
Remaining lease terms , Finance lease	19 years	19 years